IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 1,100,831	$ 1,011,885
Acceptances	19,873	18,618
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Other liabilities	70,301	69,831
Lease liabilities	5,077	5,357
Subordinated debentures	9,593	9,867
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,099,635	1,010,795
Acceptances	19,873	18,618
Obligations related to securities sold short	37,462	29,121
Obligations related to assets sold under repurchase agreements and securities loaned	262,217	274,231
Other liabilities	45,405	47,104
Lease liabilities	5,077	5,357
Subordinated debentures	9,606	9,867
Financial liabilities	1,479,275	1,395,093
Off-balance sheet items	307,494	300,096
Total financial liabilities and off-balance sheet items	1,786,769	1,695,189
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	16,867	17,141
Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	716	716
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	289,911	282,239
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	576,161	510,849
Acceptances	1	9
Obligations related to assets sold under repurchase agreements and securities loaned	19,234	11,576
Other liabilities	620	199
Financial liabilities	596,016	522,633
Off-balance sheet items	265,461	256,353
Total financial liabilities and off-balance sheet items	861,477	778,986
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	16,867	17,141
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	248,594	239,212
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	943,633	859,829
Acceptances	19,868	18,618
Obligations related to securities sold short	35,524	26,754
Obligations related to assets sold under repurchase agreements and securities loaned	261,533	269,260
Other liabilities	48,901	48,844
Subordinated debentures	188
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	367,389	350,298
Acceptances	19,867	18,609
Obligations related to securities sold short	37,462	29,121
Obligations related to assets sold under repurchase agreements and securities loaned	242,314	257,684
Other liabilities	35,984	37,681
Lease liabilities	631	633
Subordinated debentures	188
Financial liabilities	703,835	694,026
Off-balance sheet items	41,319	43,106
Total financial liabilities and off-balance sheet items	745,154	737,132
Under 1 year [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	81	81
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	41,238	43,025
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	44,951	34,618
Acceptances	5
Obligations related to assets sold under repurchase agreements and securities loaned	669	4,971
Other liabilities	384	188
Lease liabilities	582	604
Subordinated debentures	110	205
Financial liabilities	46,701	40,586
Off-balance sheet items	159	84
Total financial liabilities and off-balance sheet items	46,860	40,670
1 to 2 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	82	82
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	77	2
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	78,071	85,198
Other liabilities	544	358
Lease liabilities	1,522	1,545
Subordinated debentures	1,916	110
Financial liabilities	82,053	87,211
Off-balance sheet items	211	209
Total financial liabilities and off-balance sheet items	82,264	87,420
2 years to 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	209	209
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	2
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	33,063	29,832
Other liabilities	7,873	8,678
Lease liabilities	2,342	2,575
Subordinated debentures	7,392	9,552
Financial liabilities	50,670	50,637
Off-balance sheet items	344	344
Total financial liabilities and off-balance sheet items	51,014	50,981
Over 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 344	$ 344